Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 278,500	$ 63,667
Online casino and sports betting transactions
Disaggregation of Revenue [Line Items]
Total revenue	273,761	61,268
Retail sports services and retail sports betting
Disaggregation of Revenue [Line Items]
Total revenue	1,205	1,053
Social gaming services
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,534	$ 1,346